Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Schedule of cash and cash equivalents

	As of	As of
	December 31,	December 31,
	2020	2021
Correspondent accounts with Central Bank of Russia (CBR)	3,467	3,719
Сash with banks and on hand	9,089	5,249
Short-term CBR deposits	32,800	14,200
Other short-term bank deposits	2,028	9,867
Less: Allowance for ECL	(2)	(2)
Total cash and cash equivalents	47,382	33,033

Schedule of cash and cash equivalents in different currencies

	As of	As of
	December 31, 2020	December 31, 2021
Russian ruble	40,040	28,908
Euro	3,407	1,310
US Dollar	2,847	1,786
Others	1,088	1,029
Total	47,382	33,033